COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Minimum Annual Rental Payments
2013	$1,994
2014	1,589
2015	1,396
2016	899
2017	220

$6,098